Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 2,873	$ 1,343	$ 17,208
Long-term restricted cash	200	200	200
Total cash, cash equivalents, and restricted cash shown on the consolidated statements of cash flows	$ 3,073	$ 1,543	$ 17,408